Post-Employment and Other Non-current Employee Benefits - Summary of Amounts and Types of Securities of Company's in Related Parties included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt securities [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 17	$ 17
Debt securities [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	23	24
Debt securities [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	8	7
Debt securities [member] | Banco Compartamos Banco. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	4
Debt securities [member] | Gentera, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio		8
Capital securities [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	1
Capital securities [member] | Gentera, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio		4
Capital securities [member] | Walmart de Mexico S.A de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	6
Capital securities [member] | Fomento Econmico Mexicano, S.A.B de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	5	8
Capital securities [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	3	5
Capital securities [member] | Grupo aeropuerto del sureste [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 2
Capital securities [member] | Gruma, S.A.B. de C.V. [member]
Disclosure of Investment Securities [line items]
Investment funds in portfolio		$ 3